Convertible Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Debt

NOTE 5 – CONVERTIBLE DEBT

On May 23, 2016, the Company entered into a $40,000 convertible promissory note (the “Convertible Note”) with Crown Bridge Partners, LLC (“Crown”). The unpaid principal and interest was payable no later than May 22, 2017 and bears interest computed at a rate of interest which is equal to 8.0% per annum. The Company may prepay any amount outstanding under the Convertible Note by making a payment to Crown of an amount in cash equal to the principal amount multiplied by a prepayment penalty percentage. Crown was entitled, at their option, at any time after the issuance of the Convertible Note, to convert all or any lesser portion of the outstanding principal amount and accrued but unpaid interest into the Company’s common stock. The Conversion Price was the Variable Conversion Price (“VCP”) as defined in the Convertible Note and subject, in each case, to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. VCP means 58% multiplied by the “Market Price”, which is calculated as the lowest trading price, as defined, for the Company’s common stock during the twenty trading day period ending on the last complete trading day prior to the conversion date. On November 23, 2016, the Company repaid this Convertible Note by paying the principal amount outstanding of $40,000, all accrued interest due, and a prepayment penalty aggregating $62,000. In connection with the repayment of this Convertible Note, the Company recorded a gain from extinguishment of debt of $44,625.

On November 23, 2016 (the “Original Issue Date”), the Company entered into and closed on the transaction set forth in an Amended and Restated Securities Purchase Agreement (the “Securities Purchase Agreement”) it entered into with three institutional investors (the “Purchasers”) for the sale of the Company’s convertible notes and warrants. Pursuant to the terms provided for in the Securities Purchase Agreement, the Company issued upon closing to the Purchasers for an aggregate subscription amount of $350,000: (i) 14.29% Original Issue Discount 10% Senior Secured Convertible Notes (the “Notes”); and (ii) warrants (the “Warrants”) to purchase 2,333,334 shares of the Company’s common stock at an exercise price of $0.175 (subject to adjustments under certain conditions as defined in the Warrants) which are exercisable for a period of five years from the Original Issue Date. The aggregate principal amount of the Notes is $350,000 and the Company received $300,000 after giving effect to the original issue discount of $50,000. The Notes bear interest at a rate equal to 10% per annum (which interest rate is increased to 24% per annum upon the occurrence of an Event of Default (as defined in the Notes)), have a maturity date of July 23, 2017 and are convertible (principal, and interest) at any time after the issuance date of the Notes into shares of the Company’s Common Stock at a conversion price equal to $0.15 per share (subject to adjustment as provided in the Note), provided, however, that if an event of default has occurred, regardless of whether such Event of Default has been cured or remains ongoing, the Note shall be convertible at 60% of the lowest closing price during the prior twenty trading days of the Common Stock as reported on the OTCQB or other principal trading market (the “Default Conversion Price”). The Notes provide for two amortization payments on the six-month, seven-month and eight-month anniversary of the issue date with each amortization payment being one third of the total outstanding principal and interest. If the six-month amortization payment is made in cash then the payment is an amount equal to 120% of the applicable amortization payment and if the seven-month or the eight-month amortization payments are made in cash then the payment is an amount equal to 125% of the applicable amortization payment. The Notes may be prepaid at any time until the 180th day following the Original Issue Date at an amount equal to (i) 115% of outstanding principal balance of the Note and accrued and unpaid interest during the period from the Original Issue Date through the three months following the Original Issue Date, and (ii) 120% of outstanding principal balance of the Notes and accrued and unpaid interest during months four through six following the Original Issue Date. In order to prepay the Notes, the Company shall provide 20 Trading Days prior written notice to the Holder, during which time the Holder may convert the Notes in whole or in part at the Conversion Price.

The Convertible Note and Notes contain certain covenants, such as restrictions on the incurrence of indebtedness, creation of liens, payment of restricted payments, redemptions, payment of cash dividends and the transfer of assets. The Convertible Note and Notes also contains certain adjustment provisions that apply in connection with any stock split, stock dividend, stock combination, recapitalization or similar transactions. The conversion price is also subject to adjustment if the Company issues or sells shares of its common stock for a consideration per share less than the conversion price then in effect, or issue options, warrants or other securities convertible or exchange for shares of its common stock at a conversion or exercise price less than the conversion price of the Notes then in effect. If either of these events should occur, the conversion price is reduced to the lowest price at which these securities were issued or are exercisable. The Company granted the Purchasers certain rights of first refusal on future offerings by the Company for as long as the Purchasers hold the Notes. In addition, subject to limited exceptions, the Purchasers will not have the right to convert any portion of the Note if the Purchaser, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to its conversion. The Purchaser may increase or decrease this ownership limitation to any percentage not exceeding 9.99% upon 61 days prior written notice to the Company.

The Warrants are exercisable for shares of the Company’s common stock upon the payment in cash of the exercise price and they are also exercisable on a cashless basis at any time there is no effective registration statement registering the shares of common stock underlying the Warrants. The exercise price of the Warrants is subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Common Stock and also upon any distributions of assets, including cash, stock or other property to the Company’s stockholders. The exercise price of the Warrants is also subject to full ratchet price adjustment if the Company sells or grants any option to purchase, sell or re-price any common stock or common stock equivalents, as defined, at an exercise price lower than the then-current exercise price of the Warrant with the exception for certain exempted issuances and subject to certain limitations on the reduction of the exercise price as provided in the Warrants. In the event of a fundamental transaction, as described in the Warrants and generally including any reorganization, recapitalization or reclassification of the Common Stock, the sale, transfer or other disposition of all or substantially all of the Company’s properties or assets, the Company’s consolidation or merger with or into another person, the acquisition of more than 50% of the outstanding Common Stock, or any person or group becoming the beneficial owner of 50% of the voting power represented by the outstanding Common Stock, the holders of the Warrants will be entitled to receive upon exercise of the Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Warrants immediately prior to such fundamental transaction; provided that upon the occurrence of certain fundamental transactions, the holder can require the Company to purchase the Warrant for cash at a price equal to the higher of the Black Scholes Value of the unexercised portion of the Warrant or difference between the cash per share paid in the fundamental transaction and the exercise price per share. The holder of Warrants will not have the right to exercise any portion of the Warrant if the holder (together with its affiliates) would beneficially own in excess of 9.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Warrants. In connection with the Company’s obligations under the Notes, the Company entered into a Security Agreement, Pledge Agreement and Subsidiary Guaranty with Calvary Fund I LP, as agent, pursuant to which the Company granted a lien on all assets of the Company (the “Collateral”) excluding permitted indebtedness which includes a first lien held by Regions Bank in connection with the $100,000 revolving promissory note entered into with Regions Bank in October 2014, for the benefit of the Purchasers, to secure the Company’s obligations under the Notes. Upon an Event of Default (as defined in the Notes), the Purchasers may, among other things, collect or take possession of the Collateral, proceed with the foreclosure of the security interest in the Collateral or sell, lease or dispose of the Collateral.

In connection with the issuance of the Convertible Note and Notes above, the Company determined that the terms of the Convertible Note and Notes included a down-round provision under which the conversion price and exercise price could be affected by future equity offerings undertaken by the Company or contain terms that are not fixed monetary amounts at inception.

Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the embedded conversion option contained in the convertible instruments and the Warrants were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives and Warrants were determined using the Binomial valuation model. On the initial measurement date, the fair values of the embedded conversion option derivative and warrant derivative of $581,440 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the Convertible Note of $36,000 and the Notes of $284,961 with the remainder of $260,479 charged to current period operations as initial derivative expense. At the end of each period, the Company revalued the embedded conversion option and warrants derivative liabilities. For the year ended December 31, 2016, aggregate derivative expense from changes in fair value of derivative liabilities and the initial derivative expense amounted to $146,141, which is recorded as a component of other income/(expense) on the accompanying consolidated statements of operations.

During the year ended December 31, 2016, the fair value of the derivative liabilities was estimated using the Binomial valuation model with the following assumptions:

Dividend rate	0
Term (in years)	0.58 to 5.0 years
Volatility	190.73% to 210.78%
Risk-free interest rate	0.63% to 1.83%

For the year ended December 31, 2016 and 2016, amortization of debt discounts related to this Convertible Note and the Notes amounted to $94,688 and $0, respectively, which has been included in interest expense on the accompanying consolidated statements of operations.

At December 31, 2016 and 2015, the convertible debt consisted of the following:

	December 31, 2016	December 31, 2015
Principal amount	$350,000	$-
Less: unamortized debt discount	(295,312)	-
Convertible note payable, net	$54,688	$-

At December 31, 2016, and 2015, the Company had $350,000 and $0, respectively, in borrowings outstanding under the Notes. The weighted average interest rate during the year ended December 31, 2016 was approximately 9.0%.